Equity (Tables)	6 Months Ended
Jun. 30, 2022
Equity [Abstract]
Schedule of share capital composed
	Number of shares				Amount
	Authorized		Issued and paid		Authorized		Issued and paid
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2022*	2021*	2022*	2021*	2022	2021	2022	2021
	In thousands				NIS in thousands		USD in thousands
Ordinary shares of no par value as of December 31, 2021 and no par value as of June 30 , 2022.	200,000	50,000	163,943	23,850	-	-	-	-

*	On July 7, 2022, the Company effected a reverse split of the Company’s authorized and outstanding ordinary shares at a ratio of 20:1 (the “Reverse Split”) and increased the authorized number of shares. Those changes were approved by the Company’s shareholders on June 17, 2022. On July 8, 2022, following the Reverse Split, the Company effected a change in the American Depositary Share (“ADSs”) ratios for its American Depositary Receipt program such that each ADS represents one ordinary share of no par value of the Company (the “Ordinary Share”), instead of twenty (20) pre-Reverse Split Ordinary Shares. The change in the ADS ratio is a technical change made in order to align the ratio so that one ADS equals to one ordinary share.

Schedule of warrants outstanding
2022
Series	Date of grant	Number of warrants conversion to equivalent ADSs	exercise price per warrant in USD	Expiration date

Series L(*)	November 2017	101,251	9	May 27, 2023
Series M(**)	November 2017	14,177	10	November 24, 2022
Warrants C(*)	July 2018	2,640,674	3.5	July 18, 2023
Warrants C(**)	July 2018	425,651	3.5	July 18, 2023
HCW warrants(*)	July 2018	198,637	4.38	July 18, 2023
Gix internet (Note 4.F)(**)	September 2019	333,334	4	September 3, 2022
Total		3,713,724

2021
Series	Date of grant	Number of warrants conversion to equivalent ADSs	exercise price per warrant in USD	Expiration date

Series I(*)	December 2016	9,970	36	June 06, 2022
Series J(**)	December 2016	499	36	June 06, 2022
Warrants A(*)	March 2017	535,730	14	March 29, 2022
Placement 03/2017(**)	March 2017	37,501	17.5	March 29, 2022
Series L(*)	November 2017	101,251	9	May 27, 2023
Series M(**)	November 2017	14,177	10	November 24, 2022
Warrants C(*)	July 2018	2,640,674	3.5	July 18, 2023
Warrants C(**)	July 2018	425,651	3.5	July 18, 2023
HCW warrants(*)	July 2018	198,637	4.38	July 18, 2023
Gix internet (Note 4.F)(**)	September 2019	333,334	4	September 3, 2022
Total		4,297,424

*	These warrants, under certain circumstances, can be exercised via a cashless exercise mechanism as defined in the warrant agreements. Therefore, the warrants were classified as financial liabilities measured at fair value through profit or loss at each reporting period. See Note 3.

**	Recorded in equity.